Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.18950%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$608,191.17

Principal:
Principal Collections	$11,591,617.26
Prepayments in Full	$4,896,233.61
Liquidation Proceeds	$70,425.04
Recoveries	$70,773.48
Sub Total	$16,629,049.39
Collections	$17,237,240.56

Purchase Amounts:
Purchase Amounts Related to Principal	$341,882.42
Purchase Amounts Related to Interest	$1,556.88
Sub Total	$343,439.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,580,679.86

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	43
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,580,679.86
Servicing Fee	$182,370.96	$182,370.96	$0.00	$0.00	$17,398,308.90
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,398,308.90
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,398,308.90
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,398,308.90
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,398,308.90
Interest - Class A-4 Notes	$243,837.58	$243,837.58	$0.00	$0.00	$17,154,471.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,154,471.32
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$17,026,204.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,026,204.65
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$16,936,727.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,936,727.98
Regular Principal Payment	$15,579,516.92	$15,579,516.92	$0.00	$0.00	$1,357,211.06
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,357,211.06
Residual Released to Depositor	$0.00	$1,357,211.06	$0.00	$0.00	$0.00
Total		$17,580,679.86

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,579,516.92
Total					$15,579,516.92
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,579,516.92	$119.69	$243,837.58	$1.87	$15,823,354.50	$121.56
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$15,579,516.92	$9.87	$461,580.92	$0.29	$16,041,097.84	$10.16

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$92,596,548.53	0.7113509	$77,017,031.61	0.5916650
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$171,536,548.53	0.1086465	$155,957,031.61	0.0987789

Pool Information
Weighted Average APR	3.332%	3.334%
Weighted Average Remaining Term	22.41	21.62
Number of Receivables Outstanding	21,622	20,822
Pool Balance	$218,845,155.58	$201,877,514.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$203,113,630.33	$187,534,113.41
Pool Factor	0.1266465	0.1168273

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$14,343,401.00
Targeted Overcollateralization Amount	$45,920,482.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,920,482.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		53	$67,482.84
(Recoveries)		121	$70,773.48
Net Loss for Current Collection Period			$(3,290.64)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0180%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.4834%
Second Prior Collection Period			0.0939%
Prior Collection Period			-0.1888%
Current Collection Period			-0.0188%
Four Month Average (Current and Prior Three Collection Periods)			-0.1493%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,151	$14,735,277.12
(Cumulative Recoveries)			$3,637,165.78
Cumulative Net Loss for All Collection Periods			$11,098,111.34
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6423%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,549.81
Average Net Loss for Receivables that have experienced a Realized Loss			$2,673.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.35%	196	$2,725,097.35
61-90 Days Delinquent	0.22%	29	$453,219.74
91-120 Days Delinquent	0.07%	9	$140,827.76
Over 120 Days Delinquent	0.27%	35	$551,969.62
Total Delinquent Receivables	1.92%	269	$3,871,114.47

Repossession Inventory:
Repossessed in the Current Collection Period		6	$54,494.41
Total Repossessed Inventory		7	$79,765.11

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2723%
Prior Collection Period			0.3006%
Current Collection Period			0.3506%
Three Month Average			0.3078%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5677%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	43

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	62	$855,056.58
2 Months Extended	74	$987,478.64
3+ Months Extended	9	$102,018.86

Total Receivables Extended	145	$1,944,554.08

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer